Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial items [Abstract]
Foreign currency exchange gains/(losses) derivative financial instruments	$ 797	$ 870	$ (1,288)
Other foreign currency exchange gains/(losses)	1,291	(823)	642
Net foreign currency exchange gains/(losses)	2,088	47	(646)
Dividends received	93	39	44
Interest income financial investments, including cash and cash equivalents	398	38	108
Interest income non-current financial receivables	30	26	34
Interest income other current financial assets and other financial items	701	48	113
Interest income and other financial items	1,222	151	298
Gains (losses) financial investments	(394)	(348)	456
Gains (losses) derivative financial instruments	(1,745)	(708)	448
Interest expense bonds and bank loans and net interest on related derivatives	(1,029)	(896)	(951)
Interest expense lease liabilities	(90)	(93)	(104)
Capitalised borrowing costs	382	334	308
Accretion expense asset retirement obligations	(449)	(453)	(412)
Interest expense current financial liabilities and other finance expense	(192)	(114)	(232)
Interest and other finance expenses	(1,379)	(1,223)	(1,392)
Net financial items	(207)	(2,080)	(836)
Interest expense from the financial liabilities at amortised cost category	918	990	1,031
Net interest expense, fair value through profit or loss category	111
Net interest income, fair value through profit or loss category		94	79
Fair value gain (loss) from the trading instruments held	(1,760)	(724)	432
Net foreign exchange gain			$ 796
Net foreign exchange loss	$ 691	$ 702